Trade receivables (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Gross carrying amount [member]
Trade receivables (Details) [Line Items]
Impairment allowances	¥ 52.3	¥ 51.4